Schedule for Principal Reasons for Difference in Effective and Statutory Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate	35.00%	35.00%	35.00%
State and local income tax rate, net of federal tax benefits	2.70%	2.10%	(1.90%)
Affordable housing credit	(1.00%)	(0.60%)	(1.90%)
Employee benefits including ESOP dividend	(0.70%)	(0.40%)	(1.10%)
Noncontrolling interests	(5.00%)	(14.30%)	(33.70%)
Other, net	(3.40%)	(2.20%)	(3.10%)
Effective income tax rate	21.70%	19.60%	(6.70%)
Vodafone Omnitel N.V.
Income Tax Rate Reconciliation [Line Items]
Disposition of Omnitel Interest	(5.90%)